Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 420,131	$ 221,760
Accounts receivable, net		1,829,044	1,236,248
Inventories, net		1,778,583	5,046,084
Prepayments and other current assets		151,431	139,734
Total Current Assets		5,165,638	7,409,495
NON-CURRENT ASSETS
Deposits		428,633	47,633
Right-of-use assets, net		470,716	503,089
Cost method investment		1,000,000	1,000,000
Property and equipment, net		4,246,832	4,406,272
Deferred offering costs			833,932
Total Assets		11,311,819	14,200,421
CURRENT LIABILITIES
Short-term loans		2,668,604	509,443
Current portion of long-term debts		301,076	268,805
Convertible notes		987,639
Accounts payable		10,389,978	8,034,044
Other payables and accrued liabilities		3,467,637	1,351,951
Operating lease liabilities - current		262,380	359,459
Tax accrual		501,374	340,628
Deferred income - Contract liabilities		144,790	118,909
Total Current Liabilities		19,766,817	14,782,522
NON-CURRENT LIABILITIES
Long-term debts, net of current portion		5,678,550	5,979,939
Operating lease liabilities, net of current portion		205,602	157,897
Total Non-Current Liabilities		5,884,152	6,137,836
Total Liabilities		25,650,969	20,920,358
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Preferred Stock ($0.0001 par value, 1,000,000 shares authorized, none issued and outstanding at December 31, 2024 and 2023, respectively)
Common Stock ($0.0001 par value,100,000,000 shares authorized, 2,445,364 and 742,416 shares issued and outstanding at December 31, 2024 and 2023, respectively)	[1]	246	74
Additional paid-in capital		10,396,274	1,528,926
Accumulated deficit		(24,734,689)	(8,247,862)
Accumulated other comprehensive loss		(981)	(1,075)
Total Stockholders’ Deficit		(14,339,150)	(6,719,937)
Total Liabilities and Stockholders’ Deficit		11,311,819	14,200,421
Related Party
CURRENT ASSETS
Accounts receivable - related parties, net		976,449	305,669
Prepayments - related party		10,000
Loans receivable - related parties			460,000
CURRENT LIABILITIES
Short-term loans - related parties		280,755	783,255
Accounts payable - related parties		308,407	2,758,074
Other payables - related parties		367,709	257,954
Deferred income - Contract liabilities - related party		$ 86,468

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024